Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends on Ordinary Shares [line items]
Dividend per share		£ 0.42	£ 1.02	£ 3.67
Dividends	£ 129	£ 129	£ 315	£ 1,139
Dividends declared and paid			£ 668
First Interim
Disclosure of Dividends on Ordinary Shares [line items]
Dividend per share		£ 0.42	£ 0.53	£ 0.81
Dividends		£ 129	£ 164	£ 250
Second Interim
Disclosure of Dividends on Ordinary Shares [line items]
Dividend per share		£ 0	£ 0.49	£ 2.15
Dividends		£ 0	£ 151	£ 668
Third Interim
Disclosure of Dividends on Ordinary Shares [line items]
Dividend per share		£ 0	£ 0	£ 0.71
Dividends		£ 0	£ 0	£ 221
First dividend paid
Disclosure of Dividends on Ordinary Shares [line items]
Dividends declared and paid			250
Second dividend paid
Disclosure of Dividends on Ordinary Shares [line items]
Dividends declared and paid			£ 221